SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2026
Compensation Related Costs [Abstract]
SHARE-BASED COMPENSATION

Note 13 — SHARE-BASED COMPENSATION

Pre-IPO share option schemes

The Company adopted an Incentive Stock Plan on February 23, 2018. This plan is intended to provide incentives which will attract and retain highly competent persons at all levels as directors and employees of the Company by providing them opportunities to acquire the Company’s ordinary shares. While the plan terminates 10 years after the adoption date, issued options have their own schedule of termination. Options to acquire ordinary shares may be granted at no less than fair market value on the date of grant. Upon exercise, new ordinary shares are issued by the Company. The performance condition will be satisfied upon a liquidity event defined as a successful IPO on any of the financial exchanges.

The Company adopted an Incentive Stock Plan on October 20, 2020. This plan is intended to provide incentives which will attract and retain highly competent persons at all levels as directors and employees of the Company by providing them opportunities to acquire the Company’s ordinary shares. While the plan terminates eight years after the adoption date, issued options have their own schedule of termination. Options to acquire ordinary shares may be granted at no less than the fair market value on the date of grant. Upon exercise, new ordinary shares are issued by the Company. The performance condition will be satisfied upon a liquidity event defined as a successful IPO on any of the financial exchanges.

The share option awards contain both service and performance conditions. The service condition is satisfied upon the continuous employment, or continuous service as a member of the board of at exercise date. The performance condition is satisfied upon the occurrence of an IPO. Expense related to awards which contain both service and performance conditions is recognized using the accelerated attribution method. No expense will be recorded related to these awards until the performance condition becomes probable of occurring which is upon consummation of the IPO. As a result, no share-based compensation expenses were recognized for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026.

The total fair value of these share options at the grant date was JPY340,179,000. The total fair value of the outstanding share options as of February 28, 2025 and February 28, 2026 was JPY292,284,000 and JPY292,284,000 ($1,873,015), respectively, which also represents the amount of unrecognized share-based compensation expense as of those dates. Such unrecognized compensation expense will be recognized in full upon consummation of the IPO.

The following table summarizes the share option activities and related information for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026:

	Number (shares)*	Weighted Average Exercise Price*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
		JPY	US$	Years
Outstanding as of March 1, 2023	9,962,940	39.35	0.25	5.00
Granted	-	-	-	-
Forfeited/cancelled	(313,300)	-	-	-
Exercised	-	-	-	-
Outstanding as of February 29, 2024	9,649,640	38.84	0.25	4.00
Granted	-	-	-	-
Forfeited/cancelled	(250,640)	-	-	-
Exercised	-	-	-	-
Outstanding as of February 28, 2025	9,399,000	38.85	0.25	3.00
Granted	-	-	-	-
Forfeited/cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding as of February 28, 2026	9,399,000	38.85	0.25	2.00
Options exercisable as of February 28, 2026	-

*	The information is presented on a retroactive basis to reflect the share split from 1 to 130, which become effective on March 1, 2024, and reflect the share split from 1 to 241, which became effective on March 31, 2026 (Note 12).

The Company uses a binomial option pricing model to estimate the fair value of its share option awards. The calculation of the fair value of the awards using the binomial option pricing model is affected by the Company’s share price on the date of grant as well as assumptions regarding the following:

	February 23,	October 30,
	2018	2020
Expected volatility	42.90%	42.90%
Expected term	7.00 years	4.33 years
Risk-free interest rate	0.05%	(0.07)%
Forfeiture rate	9.2%	2.2%
Expected dividend yield	0.0%	0.0%

The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of Japanese treasury bonds based on the expected term of the incentive shares. The forfeiture rate is estimated at the time of option issuance based on the historical turnover rates of directors and employees.